Intangible assets - Schedule of reconciliation of intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	$ 16,661
Acquisitions	386
Acquisitions through business combinations	3,538
Depreciation charges	(1,348)
Exit from the consolidation scope	(67)
Translation differences	(42)
Intangible assets other than goodwill period end	14,194
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	13,324
Acquisitions	0
Acquisitions through business combinations	0
Depreciation charges	(776)
Exit from the consolidation scope	0
Translation differences	0
Intangible assets other than goodwill period end	14,100
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	3,337
Acquisitions	386
Acquisitions through business combinations	3,538
Depreciation charges	(572)
Exit from the consolidation scope	(67)
Translation differences	(42)
Intangible assets other than goodwill period end	94
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	22,791
Intangible assets other than goodwill period end	17,836
Cost | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	16,569
Intangible assets other than goodwill period end	16,569
Cost | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	6,222
Intangible assets other than goodwill period end	1,267
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(6,130)
Intangible assets other than goodwill period end	(3,642)
Depreciation | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(3,245)
Intangible assets other than goodwill period end	(2,469)
Depreciation | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(2,885)
Intangible assets other than goodwill period end	$ (1,173)